Securities purchased under agreements to resell (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Purchased Under Agreements To Resell [Line Items]
Repledged	$ 227,245	$ 274,829
Not repledged	13,234	8,608
Total	$ 240,479	$ 283,437